Detail of Certain Asset Accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other current assets
Prepaid insurance	$ 9,702	$ 5,187
Insurance receivables	2,895	115
Other receivables	2,998	2,688
Due from related parties	4,805	8,688
Risk management assets	964	365
Other assets	6,303	5,753
Discontinued operations, current assets	0	2,730
Total Other current assets	$ 27,667	$ 25,526